Schedule of property, plant and equipment depreciation, estimated useful lives (Details)	6 Months Ended
Jun. 30, 2025
Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Description of useful life, property, plant and equipment	Over the lease term period ranging from 2 to 30 years
Property and equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Property and equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Machinery [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	2 years
Machinery [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Renovation [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years